JPMorgan SmartRetirement® 2035 Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.1%
Fixed Income — 31.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	20,494	212,116
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	87,849	636,905
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,600	29,760
JPMorgan High Yield Fund Class R6 Shares (a)	19,564	126,968
Total Fixed Income		1,005,749
International Equity — 7.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	384	16,751
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,803	61,330
JPMorgan International Equity Fund Class R6 Shares (a)	7,681	170,978
Total International Equity		249,059
U.S. Equity — 36.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	6,697	272,784
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	581	25,697
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	583	12,997
JPMorgan Small Cap Value Fund Class R6 Shares (a)	441	12,995
JPMorgan U.S. Equity Fund Class R6 Shares (a)	11,362	283,718
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,226	283,427
JPMorgan Value Advantage Fund Class R6 Shares (a)	7,369	267,921
Total U.S. Equity		1,159,539
Total Investment Companies (Cost $1,746,891)		2,414,347
Exchange-Traded Funds — 23.3%
Alternative Assets — 1.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	113	10,837
JPMorgan Realty Income ETF (a)	671	32,265
Total Alternative Assets		43,102
International Equity — 19.0%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,356	70,550
JPMorgan Global Select Equity ETF (a)	3,389	221,185
JPMorgan International Research Enhanced Equity ETF (a)	4,203	318,333
Total International Equity		610,068
U.S. Equity — 3.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	880	95,403
Total Exchange-Traded Funds (Cost $534,597)		748,573
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $3,630)	3,615	3,626

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $50,621)	50,621	50,621
Total Investments — 100.1% (Cost $2,335,739)		3,217,167
Liabilities in Excess of Other Assets — (0.1)%		(2,185)
NET ASSETS — 100.0%		3,214,982

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	162	06/19/2026	USD	7,901	(240)
MSCI Emerging Markets Index	787	06/19/2026	USD	57,207	(437)
					(677)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$748,573	$—	$—	$748,573
Investment Companies	2,414,347	—	—	2,414,347

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$3,626	$—	$3,626
Short-Term Investments
Investment Companies	50,621	—	—	50,621
Total Investments in Securities	$3,213,541	$3,626	$—	$3,217,167
Depreciation in Other Financial Instruments
Futures Contracts	$(677)	$—	$—	$(677)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$89,154	$5,067	$40,604	$9,152	$7,781	$70,550	1,356	$2,684	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	14,022	537	4,247	177	348	10,837	113	311	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	120,287	4,237	42,123	8,786	4,216	95,403	880	1,205	—
JPMorgan Core Bond Fund Class R6 Shares (a)	262,255	22,137	72,955	(5,565)	6,244	212,116	20,494	7,953	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	785,919	67,637	219,109	(26,632)	29,090	636,905	87,849	28,637	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	36,706	2,221	10,333	582	584	29,760	4,600	1,722	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	21,572	2,120	11,525	3,412	1,172	16,751	384	310	11
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	77,442	8,466	36,936	8,699	3,659	61,330	2,803	2,951	—
JPMorgan Global Select Equity ETF (a)	280,022	9,035	74,203	14,400	(8,069)	221,185	3,389	3,511	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	344,339	64,153	105,748	43,607	(73,567)	272,784	6,697	—	34,524
JPMorgan High Yield Fund Class R6 Shares (a)	157,251	15,011	44,210	(328)	(756)	126,968	19,564	7,389	—
JPMorgan International Equity Fund Class R6 Shares (a)	216,174	28,540	72,821	8,693	(9,608)	170,978	7,681	6,791	7,861
JPMorgan International Research Enhanced Equity ETF (a)	401,401	56,164	168,387	36,811	(7,656)	318,333	4,203	12,328	—
JPMorgan Realty Income ETF (a)	41,966	2,055	12,069	178	135	32,265	671	754	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	2,017	2,017	—	—	—	—	2	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	22,008	14,794	6,519	(836)	(3,750)	25,697	581	135	3,556
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	21,592	2,013	11,461	1,865	(1,012)	12,997	583	75	1,205
JPMorgan Small Cap Value Fund Class R6 Shares (a)	21,564	2,252	13,206	1,717	668	12,995	441	160	1,733
JPMorgan U.S. Equity Fund Class R6 Shares (a)	359,546	41,049	106,349	32,214	(42,742)	283,718	11,362	1,719	18,694
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	64,111	304,756	318,246	—	—	50,621	50,621	1,690	—

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	$359,441	$33,032	$112,774	$46,472	$(42,744)	$283,427	6,226	$2,404	$16,404
JPMorgan Value Advantage Fund Class R6 Shares (a)	343,463	64,572	118,979	(524)	(20,611)	267,921	7,369	6,010	36,322
Total	$4,040,235	$751,865	$1,604,821	$182,880	$(156,618)	$3,213,541		$88,741	$120,310

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
*	Non-income producing security.